Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense, Selling, general and administrative, Other (income) and expense	Cost, Interest expense, Selling, general and administrative, Other (income) and expense	Cost, Interest expense, Selling, general and administrative, Other (income) and expense
Recognized on Derivatives	$ (140)	$ (1,153)	$ 150
Attributable to Risk Being Hedged	(13)	384	71
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	$ (190)	$ 1,854	$ 1,989
Derivative, Excluded Component, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense	Cost, Interest expense	Cost, Interest expense
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	$ 189	$ 400	$ (243)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	98	64	23
Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Cash flow hedges	0	0	0
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(192)	(492)	(48)
Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Cash flow hedges	213	241	344
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Amount excluded from the assessment of effectiveness	(6)	0	0
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	(29)	0	0
Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Net investment hedges	(397)	1,613	1,644
Cost of financing | Interest rate contracts | Fair Value Hedging
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(17)	(73)	(1)
Attributable to Risk Being Hedged	(2)	85	18
Cost of financing | Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(3)	(4)	(4)
Cost of financing | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(11)	(21)	(18)
Cost of financing | Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	22	14	6
Cost of services | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(5)	24	43
Cost of sales | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	22	99	(16)
SG&A expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	12	38	(24)
SG&A expense | Equity contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	153	(249)	201
Other (income) and expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	239	349	(157)
Other (income) and expense | Equity contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	0	(83)	0
Interest expense | Interest rate contracts | Fair Value Hedging
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(83)	(257)	(2)
Attributable to Risk Being Hedged	(11)	299	53
Interest expense | Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(15)	(14)	(13)
Interest expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(51)	(72)	(52)
Interest expense | Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 105	$ 50	$ 17